UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 117.1%
Aerospace - 0.7%
CPI International, Inc., 8.75%, 2/15/2018		$1,250,000	$1,265,591
KLX, Inc., 5.875%, 12/01/2022 (z)		570,000	600,039
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	268,927
TransDigm, Inc., 6%, 7/15/2022		465,000	477,546
TransDigm, Inc., 6.5%, 7/15/2024		800,000	822,000
TransDigm, Inc., 6.375%, 6/15/2026		130,000	131,300

			$3,565,403
Airlines - 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	775,000	$830,464

Apparel Manufacturers - 0.0%
Christian Dior SE, 0.75%, 6/24/2021	EUR	100,000	$107,432

Asset-Backed & Securitized - 4.3%
Banc of America Commercial Mortgage, Inc., FRN, 5.819%, 2/10/2051		$413,554	$417,330
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)		515,705	395,655
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)		1,643,000	1,651,808
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	505,233
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,194,915	400,802
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)		722,000	720,085
First Union-Lehman Brothers Bank of America, FRN, 1.097%, 11/18/2035 (i)		2,707,373	21,268
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.58%, 1/17/2026 (n)		929,626	927,698
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.17%, 1/15/2020		1,848,000	1,851,084
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		32,334	32,331
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)		940,012	936,263
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,041,146	1,040,945
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.787%, 6/15/2049		1,275,750	1,278,309
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.787%, 6/15/2049		2,142,300	2,173,085
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)		2,526,150	2,533,889
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 1.29%, 1/16/2018		276,983	277,036
Merrill Lynch Mortgage Trust, FRN, 5.826%, 6/12/2050		1,195,378	1,200,852
Morgan Stanley Capital I Trust, “AM”, FRN, 5.715%, 4/15/2049		2,137,000	2,139,587
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.975%, 2/15/2051		1,170,792	1,173,058
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	772,100

			$20,448,418
Automotive - 1.5%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,456,000	$1,481,480
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	200,000	214,347
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	376,984
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	450,000	495,531
Gates Global LLC, 6%, 7/15/2022 (n)		$660,000	664,950
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	259,639
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	131,805
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		1,030,000	1,017,125
RCI Banque S.A., 1%, 5/17/2023	EUR	800,000	842,892
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,085,000	1,127,044
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		750,000	772,500

			$7,384,297

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$200,000	$218,893

Broadcasting - 1.8%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		$540,000	$576,450
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		365,000	368,650
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,305,000	1,351,484
iHeartMedia, Inc., 9%, 3/01/2021		673,000	545,130
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		875,000	971,250
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		210,000	224,700
Match Group, Inc., 6.375%, 6/01/2024		765,000	826,200
Netflix, Inc., 5.375%, 2/01/2021		1,680,000	1,801,800
Netflix, Inc., 5.875%, 2/15/2025		70,000	75,688
Omnicom Group, Inc., 3.65%, 11/01/2024		77,000	78,575
Omnicom Group, Inc., 3.6%, 4/15/2026		290,000	290,965
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	272,718
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)		$181,000	180,328
Time Warner, Inc., 3.8%, 2/15/2027		332,000	328,435
WMG Acquisition Corp., 4.875%, 11/01/2024 (z)		555,000	561,938

			$8,454,311
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	$180,968
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	303,977

			$484,945
Building - 2.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (z)		$865,000	$908,250
Allegion PLC, 5.875%, 9/15/2023		501,000	536,070
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,630,000	1,703,350
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,035,000	1,119,094
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	206,325
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,078,963
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,270,000	1,343,025
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	170,000	194,563
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	210,998
Mohawk Industries, Inc., 3.85%, 2/01/2023		$134,000	136,879
Owens Corning, 4.2%, 12/15/2022		127,000	132,873
Owens Corning, 3.4%, 8/15/2026		238,000	230,696
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		915,000	931,013
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,380,000	1,418,502
Standard Industries, Inc., 6%, 10/15/2025 (n)		750,000	796,875
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,340,000	1,393,600
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		492,000	512,910

			$12,853,986
Business Services - 1.6%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,225,000	$1,267,875
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		240,000	238,800
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	350,715
Equinix, Inc., 4.875%, 4/01/2020		565,000	579,125
Equinix, Inc., 5.375%, 1/01/2022		305,000	322,156
Equinix, Inc., 5.375%, 4/01/2023		925,000	959,688
Equinix, Inc., 5.75%, 1/01/2025		202,000	214,120
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		537,000	551,185
Fidelity National Information Services, Inc., 5%, 10/15/2025		138,000	151,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 3%, 8/15/2026		$267,000	$252,965
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		133,000	129,764
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		510,000	535,648
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,540,000	1,629,936
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		449,000	458,329

			$7,641,456
Cable TV - 5.6%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$2,005,000	$2,097,731
Altice Financing S.A., 6.625%, 2/15/2023 (n)		2,345,000	2,468,113
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		390,000	403,163
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,555,000	1,613,313
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,565,000	1,642,468
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		335,000	350,913
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		525,000	561,750
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		1,340,000	1,381,038
Charter Communications Operating LLC, 6.384%, 10/23/2035		217,000	247,945
Comcast Corp., 2.75%, 3/01/2023		880,000	873,341
Comcast Corp., 4.65%, 7/15/2042		60,000	62,781
Comcast Corp., 4.75%, 3/01/2044		223,000	236,998
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,055,000	1,085,331
DISH DBS Corp., 5%, 3/15/2023		1,065,000	1,094,288
DISH DBS Corp., 5.875%, 11/15/2024		1,665,000	1,773,225
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		395,000	378,213
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		475,000	390,688
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	265,825
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	520,000	628,701
Lynx II Corp., 6.375%, 4/15/2023 (n)		$555,000	582,750
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	214,474
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		$185,000	192,732
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		740,000	756,650
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,597,500
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	719,100
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		235,000	239,700
Sky PLC, 2.5%, 9/15/2026	EUR	350,000	402,596
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	100,000	152,027
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	145,996
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	108,295
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,350,000	1,410,750
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		770,000	814,275
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	205,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		800,000	809,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	508,800
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		400,000	406,500

			$26,822,220
Chemicals - 1.6%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$250,874
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		670,000	683,400
Chemours Co., 6.625%, 5/15/2023		600,000	636,750
Chemours Co., 7%, 5/15/2025		290,000	315,013
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		780,000	789,750
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,035,000	1,174,518
LYB International Finance B.V., 4%, 7/15/2023		135,000	141,966
LyondellBasell Industries N.V., 4.625%, 2/26/2055		400,000	384,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	230,000	$241,250
Tronox Finance LLC, 6.375%, 8/15/2020		$1,175,000	1,195,563
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		795,000	830,775
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		800,000	842,000

			$7,486,045
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$1,065,000	$1,171,047
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		485,000	513,197
Microsoft Corp., 1.55%, 8/08/2021		1,014,000	985,863
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		1,105,000	1,128,481
Oracle Corp., 3.4%, 7/08/2024		251,000	257,943
VeriSign, Inc., 4.625%, 5/01/2023		1,465,000	1,494,300

			$5,550,831
Computer Software - Systems - 1.3%
Apple, Inc., 2.7%, 5/13/2022		$400,000	$404,383
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	187,220
Apple, Inc., 3.85%, 8/04/2046		$338,000	325,729
Apple, Inc., 4.25%, 2/09/2047		84,000	86,065
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		275,000	291,156
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	414,750
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		135,000	136,941
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		855,000	897,750
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,865,000	1,897,638
Western Digital Corp., 10.5%, 4/01/2024		1,320,000	1,544,400

			$6,186,032
Conglomerates - 2.4%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,358,350
Apex Tool Group, 7%, 2/01/2021 (n)		970,000	931,200
EnerSys, 5%, 4/30/2023 (n)		1,875,000	1,907,813
Enpro Industries, Inc., 5.875%, 9/15/2022		1,800,000	1,856,250
Entegris, Inc., 6%, 4/01/2022 (n)		1,643,000	1,712,828
Gardner Denver, Inc., 6.875%, 8/15/2021 (n)		905,000	932,150
General Electric Co., 1.25%, 5/26/2023	EUR	100,000	111,595
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	100,000	106,745
Johnson Controls International PLC, 4.5%, 2/15/2047		$68,000	69,968
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	100,000	106,623
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$176,000	178,298
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		1,125,000	1,155,938

			$11,427,758
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$104,006
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	199,346

			$303,352
Consumer Products - 0.7%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$855,000	$903,094
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		108,000	123,140
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		1,085,000	1,117,550
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	258,176
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	180,897
Spectrum Brands, Inc., 5.75%, 7/15/2025		835,000	887,188

			$3,470,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - 2.7%
ADT Corp., 6.25%, 10/15/2021		$2,155,000	$2,351,644
ADT Corp., 4.125%, 6/15/2023		60,000	57,750
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	100,000	107,794
Garda World Security Corp., 7.25%, 11/15/2021 (n)		$860,000	823,450
Garda World Security Corp., 7.25%, 11/15/2021 (n)		830,000	792,650
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		520,000	536,900
Interval Acquisition Corp., 5.625%, 4/15/2023		2,175,000	2,245,688
Mobile Mini, Inc., 5.875%, 7/01/2024		1,255,000	1,311,475
Monitronics International, Inc., 9.125%, 4/01/2020		890,000	885,550
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	125,383
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,163,033
Service Corp. International, 5.375%, 5/15/2024		$350,000	370,790
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,115,000	1,134,513
Visa, Inc., 2.8%, 12/14/2022		571,000	578,797
Visa, Inc., 4.3%, 12/14/2045		300,000	321,937

			$12,807,354
Containers - 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6%, 2/15/2025 (z)		$265,000	$272,288
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,025,000	1,068,563
Berry Plastics Group, Inc., 6%, 10/15/2022		975,000	1,032,281
Crown American LLC, 4.5%, 1/15/2023		1,179,000	1,209,949
Crown American LLC, 4.25%, 9/30/2026 (n)		565,000	544,519
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,625,000	1,698,125
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,588,000	1,659,460
Reynolds Group, 5.75%, 10/15/2020		510,000	525,300
Reynolds Group, 5.125%, 7/15/2023 (n)		900,000	932,625
Reynolds Group, 7%, 7/15/2024 (n)		535,000	575,459
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,545,456
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	407,550
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,230,000	1,263,825
Silgan Holdings, Inc., 5.5%, 2/01/2022		100,000	103,125
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)		135,000	135,844

			$12,974,369
Defense Electronics - 0.0%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	150,000	$210,826

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$173,547

Electronics - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$507,000	$510,529
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	548,600
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,255,000	1,273,825
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	296,613
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	378,235

			$3,007,802
Emerging Market Quasi-Sovereign - 1.6%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$293,000	$296,875
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	201,672
Gaz Capital S.A., 4.95%, 2/06/2028		383,000	382,677
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		591,000	602,525
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		351,000	373,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
ONGC Videsh Ltd., 4.625%, 7/15/2024		$511,000	$539,616
Pertamina PT, 6%, 5/03/2042		654,000	681,656
Pertamina PT, 6%, 5/03/2042 (n)		318,000	331,448
Pertamina PT, 5.625%, 5/20/2043 (n)		375,000	377,021
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,004,000	1,020,064
Petrobras International Finance Co., 6.75%, 1/27/2041		1,116,000	1,023,930
Petroleos Mexicanos, 4.625%, 9/21/2023		212,000	212,422
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		106,000	112,652
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,448,473

			$7,604,846
Emerging Market Sovereign - 3.5%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$606,225
Dominican Republic, 8.625%, 4/20/2027		758,000	889,339
Republic of Angola, 7%, 8/16/2019		331,375	339,759
Republic of Argentina, 7%, 4/17/2017		640,000	642,560
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		353,000	222,390
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,230,747
Republic of Hungary, 5.375%, 2/21/2023		1,104,000	1,215,442
Republic of Hungary, 7.625%, 3/29/2041		470,000	672,081
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	679,751
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	198,423
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	301,281
Republic of Indonesia, 4.125%, 1/15/2025		1,368,000	1,401,985
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	350,496
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,358,713
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		341,000	369,133
Republic of Panama, 3.75%, 3/16/2025		204,000	210,120
Republic of Panama, 9.375%, 4/01/2029		719,000	1,052,257
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	569,250
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,296,170
Republic of Turkey, 3.25%, 3/23/2023		633,000	575,777
Republic of Turkey, 4.875%, 10/09/2026		1,183,000	1,123,411
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	430,176
Russian Federation, 4.75%, 5/27/2026		800,000	837,760

			$16,573,246
Energy - Independent - 3.8%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$451,812	$90
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (z)		890,000	941,175
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,510,000	1,528,875
Concho Resources, Inc., 5.5%, 4/01/2023		1,375,000	1,423,125
Consol Energy, Inc., 5.875%, 4/15/2022		635,000	619,125
Consol Energy, Inc., 8%, 4/01/2023		1,205,000	1,256,213
Continental Resources, Inc., 4.5%, 4/15/2023		1,460,000	1,430,800
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		1,415,000	1,464,525
Gulfport Energy Corp., 6%, 10/15/2024 (n)		980,000	975,100
Gulfport Energy Corp., 6.375%, 5/15/2025 (z)		355,000	356,775
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,175,000	1,213,188
Range Resources Corp., 4.875%, 5/15/2025		1,775,000	1,679,594
Rice Energy, Inc., 7.25%, 5/01/2023		1,380,000	1,459,350
Sanchez Energy Corp., 6.125%, 1/15/2023		925,000	888,000
Seven Generations Energy, 8.25%, 5/15/2020 (n)		700,000	736,750
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	946,780
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		201,000	192,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Whiting Petroleum Corp., 6.25%, 4/01/2023		$1,075,000	$1,077,688

			$18,189,962
Energy - Integrated - 0.5%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$782,000	$883,500
Inkia Energy Ltd., 8.375%, 4/04/2021		754,000	775,678
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		544,000	554,880

			$2,214,058
Entertainment - 1.3%
Carnival Corp., 1.875%, 11/07/2022	EUR	330,000	$372,686
Cedar Fair LP, 5.25%, 3/15/2021		$1,260,000	1,296,225
Cedar Fair LP, 5.375%, 6/01/2024		405,000	419,175
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,472,900
Cinemark USA, Inc., 4.875%, 6/01/2023		955,000	978,875
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,255,000	1,290,140
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (z)		625,000	631,250

			$6,461,251
Financial Institutions - 3.7%
Aircastle Ltd., 4.625%, 12/15/2018		$130,000	$134,875
Aircastle Ltd., 5.125%, 3/15/2021		1,470,000	1,569,225
Aircastle Ltd., 5.5%, 2/15/2022		1,215,000	1,310,681
CIT Group, Inc., 5.25%, 3/15/2018		1,270,000	1,312,393
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,305,000	1,366,988
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,270,000	1,338,263
Credit Acceptance Corp., 7.375%, 3/15/2023		1,260,000	1,299,375
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	624,225
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		2,180,000	2,272,650
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		515,000	526,588
Navient Corp., 8%, 3/25/2020		1,135,000	1,231,328
Navient Corp., 7.25%, 1/25/2022		2,570,000	2,679,225
Navient Corp., 7.25%, 9/25/2023		430,000	440,750
Navient Corp., 6.125%, 3/25/2024		515,000	493,113
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,115,000	1,165,398

			$17,765,077
Food & Beverages - 2.2%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$258,375
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	338,201
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		408,000	416,980
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		533,000	573,208
Aramark Services, Inc. Co., 4.75%, 6/01/2026		785,000	786,963
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	214,447
Danone S.A., 2.077%, 11/02/2021 (n)		$236,000	229,271
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	536,793
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	214,120
J.M. Smucker Co., 4.375%, 3/15/2045		70,000	70,963
JBS Investments GmbH, 7.25%, 4/03/2024		200,000	213,000
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,565,000	1,635,425
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		535,000	544,363
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		280,000	284,340
PepsiCo, Inc., 2.15%, 10/14/2020		858,000	863,205
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,210,000	1,279,575
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,520,000	1,596,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		$107,000	$108,923
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	310,695

			$10,474,847
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/2022		$667,000	$688,679
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		333,000	337,939
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	250,000	325,935
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$326,000	330,979

			$1,683,532
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)		$455,000	$257,075

Gaming & Lodging - 2.2%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		$767,000	$790,968
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,500,000	1,607,250
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		175,000	183,094
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		1,025,000	1,074,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,560,000	1,606,270
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	137,825
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		$300,000	313,125
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		1,070,000	1,104,775
MGM Resorts International, 6.625%, 12/15/2021		825,000	920,906
MGM Resorts International, 6%, 3/15/2023		650,000	708,500
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,405,938
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		535,000	546,369

			$10,399,989
Industrial - 0.4%
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		$1,790,000	$1,881,738

Insurance - 0.1%
Aviva PLC, 3.375%, 12/04/2045	EUR	260,000	$274,879
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	250,000	334,704

			$609,583
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$315,805
Centene Corp., 5.625%, 2/15/2021		495,000	520,988
Centene Corp., 6.125%, 2/15/2024		1,180,000	1,280,300
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	540,077

			$2,657,170
Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$234,950
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	150,000	148,977
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$95,000	95,431
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	223,428
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	383,898
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	100,000	112,975
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	112,975
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$159,000	162,360
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	133,772
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	200,000	277,835

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		$627,000	$628,379

			$2,514,980
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	200,000	$217,089
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	100,000	120,983

			$338,072
International Market Sovereign - 9.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	1,734,000	$1,523,070
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	600,000	482,334
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	442,000	813,827
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	120,000	173,868
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	153,821
Government of Canada, 2.5%, 6/01/2024	CAD	5,700,000	4,611,112
Government of Canada, 1.5%, 6/01/2026	CAD	4,718,000	3,512,036
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,062,599
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	4,699,453
Government of Japan, 0.3%, 12/20/2025	JPY	16,400,000	149,529
Government of Japan, 2.2%, 9/20/2027	JPY	787,000,000	8,561,764
Government of Japan, 2.4%, 3/20/2037	JPY	493,400,000	5,854,396
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	901,819
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,331,673
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,416,000	1,908,259
Republic of France, 4.75%, 4/25/2035	EUR	468,000	757,680
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	271,233
Republic of Italy, 3.75%, 3/01/2021	EUR	3,142,000	3,742,822
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,203,862
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	938,000	1,529,011
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	470,000	827,210
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	850,000	1,380,484

			$45,451,862
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	188,000	$141,258
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	228,242
Province of Manitoba, 4.15%, 6/03/2020	CAD	166,000	136,223

			$505,723
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,256,100
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,930,000	2,007,200
CNH Industrial N.V., 4.5%, 8/15/2023		725,000	736,238
H&E Equipment Services Co., 7%, 9/01/2022		1,805,000	1,899,763

			$5,899,301
Major Banks - 3.2%
Bank of America Corp., 7.625%, 6/01/2019		$370,000	$414,720
Bank of America Corp., 2.625%, 4/19/2021		370,000	370,303
Bank of America Corp., 3.248%, 10/21/2027		462,000	443,279
Bank of America Corp., FRN, 6.1%, 12/29/2049		1,677,000	1,789,149
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	311,975
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	100,000	128,939
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	159,759
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	217,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$360,000	$360,198
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	562,702
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		454,000	465,970
Goldman Sachs Group, Inc., 1.625%, 7/27/2026	EUR	200,000	212,124
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		$314,000	317,401
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	272,299
JPMorgan Chase & Co., 6.3%, 4/23/2019		500,000	545,416
JPMorgan Chase & Co., 3.25%, 9/23/2022		478,000	488,050
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	575,057
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		303,000	305,554
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		2,410,000	2,524,475
Morgan Stanley, 6.625%, 4/01/2018		391,000	411,180
Morgan Stanley, 2.2%, 12/07/2018		238,000	239,345
Morgan Stanley, 3.125%, 7/27/2026		303,000	291,771
Morgan Stanley, 3.95%, 4/23/2027		229,000	228,357
Nationwide Building Society, 1.25%, 3/03/2025	EUR	240,000	260,774
Nordea Bank AB, 1%, 9/07/2026	EUR	200,000	212,057
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	298,752
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		620,000	617,583
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049		350,000	369,775
UBS Group AG, 6.875%, 12/29/2049		1,220,000	1,256,419
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	321,618
Wells Fargo & Co., 4.1%, 6/03/2026		$100,000	102,317

			$15,075,068
Medical & Health Technology & Services - 5.3%
AmSurg Corp., 5.625%, 7/15/2022		$1,195,000	$1,244,294
Becton, Dickinson and Co., 2.675%, 12/15/2019		379,000	384,845
Becton, Dickinson and Co., 3.734%, 12/15/2024		239,000	247,169
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		1,240,000	1,088,100
DaVita, Inc., 5.125%, 7/15/2024		370,000	377,631
DaVita, Inc., 5%, 5/01/2025		1,115,000	1,121,902
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)		440,000	466,400
HCA, Inc., 4.25%, 10/15/2019		145,000	150,800
HCA, Inc., 7.5%, 2/15/2022		2,565,000	2,959,369
HCA, Inc., 5.875%, 3/15/2022		1,770,000	1,953,638
HCA, Inc., 5%, 3/15/2024		900,000	948,375
HCA, Inc., 5.375%, 2/01/2025		1,085,000	1,135,181
HCA, Inc., 5.875%, 2/15/2026		415,000	445,088
HCA, Inc., 5.25%, 6/15/2026		215,000	227,094
HealthSouth Corp., 5.125%, 3/15/2023		1,180,000	1,180,000
HealthSouth Corp., 5.75%, 11/01/2024		960,000	979,200
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	200,991
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	304,001
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)		955,000	962,163
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		1,125,000	1,162,969
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		950,000	964,250
Quorum Health Corp., 11.625%, 4/15/2023 (n)		630,000	603,225
Tenet Healthcare Corp., 8%, 8/01/2020		2,015,000	2,060,338
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,655,000	1,733,613
Tenet Healthcare Corp., 6.75%, 6/15/2023		665,000	659,181
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	356,007
Universal Health Services, Inc., 7.625%, 8/15/2020		1,325,000	1,333,281
Universal Health Services, Inc., 5%, 6/01/2026 (n)		239,000	244,975

			$25,494,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$830,000	$865,275
Medtronic, Inc., 3.5%, 3/15/2025		615,000	631,194
Teleflex, Inc., 5.25%, 6/15/2024		1,220,000	1,259,650
Teleflex, Inc., 4.875%, 6/01/2026		610,000	614,575
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	300,000	327,898

			$3,698,592
Metals & Mining - 2.9%
Barrick Gold Corp., 4.1%, 5/01/2023		$194,000	$208,308
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	212,373
Commercial Metals Co., 4.875%, 5/15/2023		$1,165,000	1,191,213
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		855,000	786,600
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (z)		135,000	138,713
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (z)		1,750,000	1,846,250
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		415,000	354,825
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	50,000	68,174
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	357,871
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	200,000	211,880
GrafTech International Co., 6.375%, 11/15/2020		$680,000	578,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,220,000	1,281,000
Kinross Gold Corp., 5.125%, 9/01/2021		440,000	463,100
Kinross Gold Corp., 5.95%, 3/15/2024		855,000	904,163
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		455,000	483,438
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		930,000	1,018,350
Southern Copper Corp., 5.25%, 11/08/2042		250,000	244,565
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	443,438
Steel Dynamics, Inc., 5.25%, 4/15/2023		775,000	807,046
Steel Dynamics, Inc., 5.5%, 10/01/2024		430,000	457,434
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		765,000	780,300
Suncoke Energy, Inc., 7.625%, 8/01/2019		127,000	128,270
TMS International Corp., 7.625%, 10/15/2021 (n)		690,000	691,725

			$13,657,036
Midstream - 4.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$284,117
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,455,000	1,480,463
Crestwood Midstream Partners LP, 6%, 12/15/2020		725,000	745,844
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		255,000	263,606
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		270,000	273,787
Enbridge, Inc., 5.5%, 12/01/2046		300,000	324,061
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,625,000	1,826,094
Enterprise Products Operating LLC, 1.65%, 5/07/2018		296,000	295,382
Enterprise Products Operating LLC, 4.85%, 3/15/2044		74,000	76,674
Enterprise Products Partners LP, 6.3%, 9/15/2017		180,000	184,566
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		1,065,000	1,033,050
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		1,706,000	2,160,794
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		140,000	143,405
ONEOK, Inc., 7.5%, 9/01/2023		545,000	647,188
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		1,105,000	1,200,616
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,890,000	2,078,565
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		575,000	636,422
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,074,000	1,178,715
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (z)		666,000	665,354
Spectra Energy Capital LLC, 8%, 10/01/2019		250,000	283,466
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		1,050,000	1,068,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		$585,000	$604,013
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)		1,440,000	1,501,200
Williams Cos., Inc., 4.55%, 6/24/2024		1,395,000	1,415,925

			$20,371,682
Mortgage-Backed - 3.4%
Fannie Mae, 6%, 6/01/2017 - 2/01/2037		$94,428	$107,744
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		321,482	348,073
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		51,931	59,008
Fannie Mae, FRN, 1.056%, 5/25/2018		3,754,166	3,753,873
Freddie Mac, 2.811%, 1/25/2025		11,000,000	11,063,060
Freddie Mac, 2.673%, 3/25/2026		701,000	690,742
Freddie Mac, 6%, 8/01/2034		79,500	91,250

			$16,113,750
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$523,000	$530,191

Network & Telecom - 2.0%
AT&T, Inc., 2.45%, 6/30/2020		$277,000	$277,674
AT&T, Inc., 5.65%, 2/15/2047		206,000	218,150
British Telecom PLC, 5.75%, 12/07/2028	GBP	150,000	247,834
Centurylink, Inc., 6.45%, 6/15/2021		$575,000	612,737
Centurylink, Inc., 7.65%, 3/15/2042		595,000	544,425
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	212,826
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	213,233
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		$300,000	306,731
Frontier Communications Corp., 6.25%, 9/15/2021		715,000	682,825
Frontier Communications Corp., 7.125%, 1/15/2023		275,000	248,875
Frontier Communications Corp., 9%, 8/15/2031		1,135,000	1,007,313
Telecom Italia Capital, 6%, 9/30/2034		250,000	246,875
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		1,520,000	1,546,600
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	540,265
Verizon Communications, Inc., 4.5%, 9/15/2020		503,000	536,758
Verizon Communications, Inc., 1.375%, 11/02/2028	EUR	220,000	223,788
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		$323,000	319,864
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		280,000	301,700
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		995,000	1,052,014

			$9,340,487
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022		$621,000	$538,718
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		255,000	216,431
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		895,878	328,115
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		595,000	612,850
Weatherford International Ltd., 8.25%, 6/15/2023		945,000	1,025,325

			$2,721,439
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$645,000	$699,825
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		1,445,000	1,491,963
Marathon Petroleum Corp., 4.75%, 9/15/2044		200,000	187,060
Valero Energy Corp., 4.9%, 3/15/2045		232,000	235,786

			$2,614,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 1.0%
Arion Banki, 2.5%, 4/26/2019	EUR	100,000	$109,654
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	327,354
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,116,699
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	215,821
Capital One Financial Corp., 2.35%, 8/17/2018		$806,000	811,545
Citizens Bank N.A., 2.55%, 5/13/2021		250,000	249,520
Discover Bank, 7%, 4/15/2020		250,000	278,172
Discover Bank, 4.25%, 3/13/2026		148,000	152,923
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		953,000	1,162,660
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	137,593
UniCredit S.p.A., 2%, 3/04/2023	EUR	200,000	216,424

			$4,778,365
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$157,825

Pharmaceuticals - 1.6%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$532,169
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,390,000	1,345,694
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		496,000	514,415
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	52,474
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		1,335,000	1,308,300
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		690,000	641,700
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,570,000	1,460,100
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)		525,000	482,344
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		1,450,000	1,305,000

			$7,642,196
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,850,000	$1,900,875
Teck Resources Ltd., 4.5%, 1/15/2021		465,000	482,147
Teck Resources Ltd., 8%, 6/01/2021 (n)		420,000	467,775
Teck Resources Ltd., 3.75%, 2/01/2023		290,000	282,692

			$3,133,489
Printing & Publishing - 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,165,000	$1,199,950
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,320,000	1,386,000
TEGNA, Inc., 4.875%, 9/15/2021 (n)		345,000	351,900
TEGNA, Inc., 6.375%, 10/15/2023		1,260,000	1,341,900

			$4,279,750
Real Estate - Apartment - 0.1%
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	225,000	$258,038

Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,490,000	$1,540,288
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		1,225,000	1,237,250

			$2,777,538
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$249,422

Real Estate - Other - 0.8%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,210,000	$1,261,425
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,298,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Other - continued
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		$200,000	$196,420
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	273,201
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)		$755,000	784,256

			$3,814,053
Real Estate - Retail - 0.0%
Simon International Finance S.C.A., REIT, 1.25%, 5/13/2025	EUR	200,000	$215,128

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$840,000	$868,350

Retailers - 1.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044		$145,000	$131,566
Best Buy Co., Inc., 5.5%, 3/15/2021		347,000	376,848
Dollar Tree, Inc., 5.75%, 3/01/2023		1,770,000	1,878,413
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		840,000	831,600
Home Depot, Inc., 3%, 4/01/2026		310,000	310,348
Home Depot, Inc., 4.875%, 2/15/2044		200,000	229,857
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	211,544
Rite Aid Corp., 9.25%, 3/15/2020		$515,000	531,738
Rite Aid Corp., 6.75%, 6/15/2021		385,000	401,363
Rite Aid Corp., 6.125%, 4/01/2023 (n)		575,000	609,299
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		965,000	981,888

			$6,494,464
Specialty Chemicals - 1.1%
A. Schulman, Inc., 6.875%, 6/01/2023 (z)		$950,000	$1,002,250
Chemtura Corp., 5.75%, 7/15/2021		1,890,000	1,960,875
Ecolab, Inc., 2.625%, 7/08/2025	EUR	100,000	118,691
Koppers, Inc., 6%, 2/15/2025 (n)		$825,000	858,000
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,345,000	1,408,888

			$5,348,704
Specialty Stores - 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,065,000	$1,045,031
Group 1 Automotive, Inc., 5%, 6/01/2022		1,270,000	1,308,100
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		745,000	765,488

			$3,118,619
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$1,285,000	$1,362,100
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	223,031
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	100,000	132,627

			$1,717,758
Supranational - 1.8%
European Investment Bank, 1.75%, 3/15/2017		$8,000,000	$8,002,216
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	131,382
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	173,636
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	239,266
West African Development Bank, 5.5%, 5/06/2021 (n)		$210,000	217,875

			$8,764,375
Telecommunications - Wireless - 3.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$615,000	$654,206
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		1,040,000	1,107,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	140,000	$149,376
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	467,652
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	154,939
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		1,046,000	924,403
Digicel Group Ltd., 6%, 4/15/2021 (n)		680,000	628,551
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	518,573
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	1,058,000
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		410,000	429,475
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	221,282
SFR Group S.A., 7.375%, 5/01/2026 (n)		850,000	880,813
Sprint Capital Corp., 6.875%, 11/15/2028		1,625,000	1,732,656
Sprint Corp., 7.875%, 9/15/2023		980,000	1,090,250
Sprint Corp., 7.125%, 6/15/2024		1,655,000	1,786,887
Sprint Nextel Corp., 9%, 11/15/2018 (n)		880,000	962,500
Sprint Nextel Corp., 6%, 11/15/2022		395,000	408,782
T-Mobile USA, Inc., 6.125%, 1/15/2022		135,000	142,763
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	660,818
T-Mobile USA, Inc., 6.25%, 4/01/2021		2,590,000	2,673,293
T-Mobile USA, Inc., 6.633%, 4/28/2021		515,000	535,703
T-Mobile USA, Inc., 6%, 4/15/2024		382,000	407,785
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	851,531

			$18,447,838
Telephone Services - 0.5%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	150,000	$160,150
Level 3 Financing, Inc., 5.375%, 1/15/2024		$360,000	369,450
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,645,000	1,698,463
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	220,416

			$2,448,479
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$455,000	$472,465
Philip Morris International, Inc., 4.875%, 11/15/2043		174,000	190,620
Reynolds American, Inc., 8.125%, 6/23/2019		92,000	104,260
Reynolds American, Inc., 3.25%, 6/12/2020		41,000	42,029
Reynolds American, Inc., 4.45%, 6/12/2025		98,000	103,621
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	136,819

			$1,049,814
Transportation - Services - 0.6%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$269,984
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	200,000	196,794
Delhi International Airport, 6.125%, 10/31/2026 (n)		$200,000	209,273
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)		400,000	411,353
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	322,490
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	162,862
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$710,000	536,050
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	123,500
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	495,800

			$2,728,106
U.S. Government Agencies and Equivalents - 1.7%
Fannie Mae, 1.125%, 4/27/2017		$8,000,000	$8,008,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$874,000	$1,125,105
U.S. Treasury Bonds, 5.375%, 2/15/2031		286,200	384,123
U.S. Treasury Bonds, 4.5%, 2/15/2036		95,000	121,411
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,478,670
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		2,920,000	3,003,039
U.S. Treasury Notes, 0.875%, 11/30/2017		20,000,000	20,007,820
U.S. Treasury Notes, 0.875%, 5/15/2019		9,000,000	8,919,846
U.S. Treasury Notes, 1.75%, 5/15/2022		4,692,000	4,643,799
U.S. Treasury Notes, 2.25%, 11/15/2025		4,519,000	4,485,989

			$45,169,802
Utilities - Electric Power - 2.9%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$185,000	$185,332
Calpine Corp., 5.375%, 1/15/2023		350,000	353,500
Calpine Corp., 5.5%, 2/01/2024		1,765,000	1,747,350
Calpine Corp., 5.75%, 1/15/2025		820,000	811,800
Covanta Holding Corp., 7.25%, 12/01/2020		1,830,000	1,880,325
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	319,688
Covanta Holding Corp., 5.875%, 3/01/2024		755,000	766,325
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	252,767
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	313,241
Dynegy, Inc., 7.375%, 11/01/2022		330,000	324,225
Dynegy, Inc., 8%, 1/15/2025 (n)		210,000	199,500
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	50,000	87,956
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	213,431
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	97,526
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	110,587
Enel Americas S.A., 4%, 10/25/2026		12,000	11,925
Engie Energia Chile S.A., 5.625%, 1/15/2021		757,000	821,395
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		512,000	523,467
Greenko Dutch B.V., 8%, 8/01/2019 (n)		378,000	397,845
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	149,911
NRG Energy, Inc., 6.625%, 3/15/2023		$1,985,000	2,009,813
NRG Energy, Inc., 7.25%, 5/15/2026		830,000	853,863
PG&E Corp., 2.4%, 3/01/2019		166,000	167,218
PPL Capital Funding, Inc., 3.1%, 5/15/2026		379,000	366,306
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	271,676
Southern Co., 2.95%, 7/01/2023		224,000	220,304
Southern Co., 4.4%, 7/01/2046		339,000	337,662

			$13,794,938
Total Bonds			$558,774,140

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.96%, 2/28/2020		$531,186	$533,444

Broadcasting - 0.1%
Mission Broadcasting, Inc., Term Loan B2, 3.77%, 9/26/2023 (o)		$34,429	$34,795
Nexstar Broadcasting Inc. Term Loan B, 3.77%, 9/26/2023 (o)		362,545	366,397

			$401,192
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.25%, 2/03/2022		$357,069	$360,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Computer Software - Systems - 0.1%
Sabre, Inc., Term Loan B, 3.88%, 2/19/2019	$331,400	$332,160

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.53%, 4/30/2021	$157,182	$158,426

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan, 3.4%, 6/23/2022	$312,683	$316,094

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.28%, 3/06/2020	$324,093	$326,118
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022	331,400	334,196

		$660,314
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$338,973	$341,251

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021	$972,717	$983,862

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.03%, 1/31/2021	$79,294	$79,442

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$44,587	$44,671

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$850,360	$805,716

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3.03%, 5/03/2020	$120,333	$120,333
Total Floating Rate Loans		$5,137,768

Common Stocks - 0.2%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp. (a)	8,177	$317,268

Oil Services - 0.1%
LTR Holdings, Inc. (a)	615	$546,993
Total Common Stocks		$864,261

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.64% (v)	6,644,091	$6,644,091
Total Investments		$571,420,260

Other Assets, Less Liabilities - (19.8)%		(94,348,321)
Net Assets - 100.0%		$477,071,939

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $151,689,671, representing 31.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
A. Schulman, Inc., 6.875%, 6/01/2023	12/02/16-1/19/17	$998,036	$1,002,250
ABC Supply Co., Inc., 5.75%, 12/15/2023	1/26/17-2/22/17	903,503	908,250
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	12/02/16-1/05/17	899,745	941,175
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6%, 2/15/2025	2/24/17	268,975	272,288
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	515,705	395,655
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	5/25/16	129,524	138,713
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	4/16/14-2/21/17	1,844,231	1,846,250
Gulfport Energy Corp., 6.375%, 5/15/2025	12/15/16	355,000	356,775
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17	940,012	936,263
KLX, Inc., 5.875%, 12/01/2022	1/09/17-2/14/17	597,352	600,039
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,116	112,975
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	2,514,140	2,533,889
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	104,925	106,623
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	237,892	198,423
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2/27/13-6/12/15	665,354	665,354
Six Flags Entertainment Corp., 4.875%, 7/31/2024	12/08/16-1/12/17	620,576	631,250
Verizon Communications, Inc., 4.812%, 3/15/2039	9/26/13-1/31/17	324,354	319,864
WMG Acquisition Corp., 4.875%, 11/01/2024	2/16/17-2/23/17	561,917	561,938
Total Restricted Securities			$12,527,974
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 2/28/17

Forward Foreign Currency Exchange Contracts at 2/28/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	303,829	3/10/17	$227,994	$228,764	$770
BUY	CAD	JPMorgan Chase Bank N.A.	628,000	3/10/17	469,131	472,845	3,714
SELL	CAD	Goldman Sachs International	5,035,000	3/10/17	3,796,767	3,791,042	5,725
SELL	CAD	Merrill Lynch International Bank	12,768,536	3/10/17	9,636,013	9,613,915	22,098
BUY	CHF	UBS AG	570,208	3/10/17	567,611	567,960	349
BUY	CNH	JPMorgan Chase Bank N.A.	15,436,000	4/26/17	2,217,497	2,242,033	24,536
SELL	CNH	JPMorgan Chase Bank N.A.	15,698,000	4/26/17	2,356,880	2,280,088	76,792
BUY	EUR	Citibank N.A.	534,100	3/10/17	563,601	565,992	2,391
BUY	EUR	Goldman Sachs International	599,445	3/10/17	628,169	635,240	7,071
SELL	EUR	Barclays Bank PLC	1,389,000	3/10/17	1,484,448	1,471,941	12,507
SELL	EUR	Brown Brothers Harriman	300,000	3/10/17	324,212	317,914	6,298
SELL	EUR	Citibank N.A.	27,093,736	3/10/17	29,156,273	28,711,573	444,700
SELL	EUR	Goldman Sachs International	599,374	3/10/17	641,948	635,164	6,784
SELL	EUR	JPMorgan Chase Bank N.A.	22,000	3/10/17	23,314	23,314	0
SELL	GBP	Deutsche Bank AG	42,000	3/10/17	52,178	52,123	55
SELL	GBP	Merrill Lynch International Bank	7,216,711	3/10/17	9,167,027	8,956,059	210,968
SELL	HKD	Brown Brothers Harriman	72,900,000	3/10/17	9,400,837	9,391,893	8,944
SELL	IDR	JPMorgan Chase Bank N.A.	339,971,223	4/10/17	25,399	25,384	15
BUY	INR	Barclays Bank PLC	48,621,000	3/14/17	726,446	727,639	1,193
BUY	INR	JPMorgan Chase Bank N.A.	108,545,000	3/14/17	1,621,778	1,624,433	2,655
BUY	JPY	BNP Paribas S.A.	47,741,000	3/10/17	423,656	425,034	1,378
BUY	JPY	JPMorgan Chase Bank N.A.	41,550,000	3/10/17	353,079	369,916	16,837
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	3/16/17	37,559	39,110	1,551
BUY	MXN	JPMorgan Chase Bank N.A.	398,094	3/10/17	19,381	19,790	409
SELL	MYR	Citibank N.A.	444,000	3/03/17	100,000	99,994	6
BUY	NOK	Citibank N.A.	18,806,912	3/10/17	2,240,305	2,243,468	3,163
BUY	NZD	JPMorgan Chase Bank N.A.	33,494	3/10/17	23,917	24,119	202
BUY	RUB	JPMorgan Chase Bank N.A.	138,495,000	4/10/17	2,322,962	2,350,603	27,641
BUY	SEK	Citibank N.A.	23,862,119	3/10/17	2,626,165	2,644,443	18,278
BUY	SEK	Deutsche Bank AG	491,000	3/10/17	54,366	54,414	48
BUY	THB	JPMorgan Chase Bank N.A.	29,000	3/23/17	818	831	13
BUY	ZAR	JPMorgan Chase Bank N.A.	569,852	3/10/17	41,448	43,382	1,934

							$909,025

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Westpac Banking Corp.	3,059,958	3/10/17	$2,349,240	$2,345,619	$(3,621)
SELL	AUD	Westpac Banking Corp.	6,404,106	3/10/17	4,765,667	4,909,083	(143,416)
BUY	CAD	JPMorgan Chase Bank N.A.	2,105,000	3/10/17	1,615,242	1,584,934	(30,308)
BUY	CAD	Merrill Lynch International Bank	991,000	3/10/17	760,431	746,161	(14,270)
SELL	CAD	Citibank N.A.	298,515	3/10/17	223,908	224,763	(855)
SELL	CAD	Goldman Sachs International	3,124,000	3/10/17	2,345,269	2,352,178	(6,909)
SELL	CHF	JPMorgan Chase Bank N.A.	571,125	3/10/17	568,766	568,875	(109)
BUY	DKK	Citibank N.A.	31,438	3/10/17	4,567	4,482	(85)
BUY	EUR	Citibank N.A.	447,759	3/10/17	481,468	474,496	(6,972)
BUY	EUR	Goldman Sachs International	428,046	3/10/17	458,087	453,605	(4,482)
BUY	EUR	JPMorgan Chase Bank N.A.	767,768	3/10/17	828,828	813,613	(15,215)
BUY	EUR	Merrill Lynch International Bank	2,310,000	3/10/17	2,459,857	2,447,936	(11,921)
SELL	EUR	Brown Brothers Harriman	453,000	3/10/17	476,404	480,050	(3,646)
SELL	EUR	Citibank N.A.	77,000	3/10/17	80,812	81,598	(786)
SELL	EUR	HSBC Bank	564,000	3/10/17	591,106	597,678	(6,572)
SELL	EUR	JPMorgan Chase Bank N.A.	205,506	3/10/17	216,401	217,777	(1,376)
BUY	GBP	Goldman Sachs International	2,027,150	3/10/17	2,527,092	2,515,726	(11,366)
SELL	GBP	Goldman Sachs International	41,000	3/10/17	49,737	50,882	(1,145)
SELL	GBP	JPMorgan Chase Bank N.A.	1,903,000	3/10/17	2,354,733	2,361,655	(6,922)
BUY	HKD	Brown Brothers Harriman	36,410,000	3/10/17	4,695,858	4,690,793	(5,065)
BUY	HKD	JPMorgan Chase Bank N.A.	53,363,000	3/10/17	6,884,565	6,874,892	(9,673)
BUY	JPY	Citibank N.A.	8,081,000	3/10/17	72,058	71,944	(114)
SELL	JPY	Citibank N.A.	8,450,000	3/10/17	72,250	75,229	(2,979)
SELL	JPY	Goldman Sachs International	2,328,740,459	3/10/17	20,542,242	20,732,551	(190,309)
BUY	MYR	Citibank N.A.	888,000	3/03/17-5/02/17	199,843	199,684	(159)
SELL	NOK	Citibank N.A.	9,250,000	3/10/17	1,085,626	1,103,427	(17,801)
SELL	NOK	JPMorgan Chase Bank N.A.	5,168,000	3/10/17	605,873	616,487	(10,614)
SELL	NOK	UBS AG	4,282,000	3/10/17	502,688	510,797	(8,109)
SELL	SGD	Barclays Bank PLC	66,859	3/10/17	47,167	47,709	(542)

							$(515,341)

Futures Contracts at 2/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr (Long)	EUR	38	$5,423,850	March - 2017	$98,550
Euro-Bund 10 yr (Long)	EUR	63	11,082,537	March - 2017	325,064
Euro-Buxl 30 yr (Long)	EUR	17	3,126,860	March - 2017	66,600
U.K. Gilt 10 yr (Long)	GBP	35	5,525,568	June - 2017	72,853
U.S. Treasury Note 5 yr (Short)	USD	50	5,885,156	June - 2017	5,127

					$568,194

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond Ultra (Long)	USD	8	$1,294,250	June - 2017	$(4,280)
U.S. Treasury Bond 30 yr (Short)	USD	4	606,625	June - 2017	(4,825)
U.S. Treasury Note 10 yr (Short)	USD	385	47,962,578	June - 2017	(39,483)

					$(48,588)

At February 28, 2017, the fund had liquid securities with an aggregate value of $1,172,409 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$546,993	$546,993
Columbia	317,268	—	—	317,268
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	53,177,834	—	53,177,834
Non-U.S. Sovereign Debt	—	78,732,401	—	78,732,401
U.S. Corporate Bonds	—	320,412,115	—	320,412,115
Residential Mortgage-Backed Securities	—	16,113,750	—	16,113,750
Commercial Mortgage-Backed Securities	—	9,713,153	—	9,713,153
Asset-Backed Securities (including CDOs)	—	10,735,265	—	10,735,265
Foreign Bonds	—	69,889,622	—	69,889,622
Floating Rate Loans	—	5,137,768	—	5,137,768
Mutual Funds	6,644,091	—	—	6,644,091
Total Investments	$6,961,359	$563,911,908	$546,993	$571,420,260

Other Financial Instruments
Futures Contracts - Assets	$568,194	$—	$—	$568,194
Futures Contracts - Liabilities	(48,588)	—	—	(48,588)
Forward Foreign Currency Exchange Contracts - Assets	—	909,025	—	909,025
Forward Foreign Currency Exchange Contracts - Liabilities	—	(515,341)	—	(515,341)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Equity Securities
Balance as of 11/30/16	$—
Change in unrealized appreciation (depreciation)	325,593
Received as part of corporate action	221,400
Balance as of 2/28/17	$546,993

The net change in unrealized appreciation (depreciation) from investments held as level 3 at February 28, 2017 is $325,593. At February 28, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$573,810,262
Gross unrealized appreciation	12,857,068
Gross unrealized depreciation	(15,247,070)
Net unrealized appreciation (depreciation)	$(2,390,002)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,305,595	43,815,707	(46,477,211)	6,644,091

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$275	$—	$16,575	$6,644,091

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.